Crypto assets loan receivables	12 Months Ended
Dec. 31, 2025
Crypto assets loan receivables
Crypto assets loan receivables

13.Crypto assets loan receivables

	As of
	January 1,	As of December 31,
	2024	2024	2025
Gross balance	7,816	70,029	42,057
Fair value changes	52	(95)	84
Less: allowance of credit losses (Note 3.1 (b))	—	—	—
Net carrying amount	7,868	69,934	42,141

Crypto assets loan receivables are unsecured and bear interest at rates ranging from 0.05% to 9.00% per annum. These receivables consist of both open-term and fixed-term loans, with credit periods ranging from 2 to 365 days.

Crypto assets loan receivables are denominated in the following cryptocurrencies:

	As of
	January 1,	As of December 31,
	2024	2024	2025
BTC	2,135	43,618	10,940
ETH	2,761	3,099	8,562
USDS (Note)	1,260	7,533	6,896
USDC	1,712	182	6,412
USDT	—	15,502	9,331
	7,868	69,934	42,141

Note:

USDS is a cryptographic blockchain—based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.